Schedule components of operation lease expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Lease
Operating lease expense	$ 121	$ 97
Short-term lease expense	13	3
Total lease expense	$ 134	$ 100